UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Government Money Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Item 1. Report to Shareholders

Government Money Fund	November 30, 2018

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE GOVERNMENT MONEY FUND

HIGHLIGHTS

■

The Federal Reserve raised short-term interest rates twice in the six-month period ended November 30, 2018. Immediately after our reporting period ended, the central bank raised rates again on December 19. Treasury bill yields increased accordingly.

■	The Government Money Fund performed slightly better than its Lipper peer group index in the first half of the fund’s fiscal year.
■

The fund’s weighted average maturity is positioned to allow the portfolio to reinvest a large portion of its assets prior to each Fed rate hike. This enables the fund to aggressively buy securities when market rates adjust higher as a result of increases in the federal funds target rate.

■

The Fed’s December rate increase was widely expected, and we believe that the central bank will raise rates again in 2019. Additional rate increases will depend upon a variety of economic and financial conditions.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Financial markets were challenging for both bond and stock investors in the six months ended November 30, 2018, the first half of your fund’s fiscal year. Longer-term Treasury yields rose through most of the period, providing a general headwind to fixed income returns. The prospect of higher interest rates also weighed on stock prices, and investors faced additional tests from deepening U.S.-China trade tensions, a strengthening U.S. dollar, and signs of slowing global growth.

The weak performance of most asset classes over the past six months stood in stark contrast to solid fundamentals, particularly in the U.S. Thanks in part to recent fiscal stimulus, U.S. gross domestic product expanded at an annualized rate of 4.2% in the second quarter of the year and 3.5% in the third—the best back-to-back performance in four years. Profit growth in the two quarters was even more impressive, with earnings for the S&P 500 as a whole rising at the fastest pace since the recovery from the financial crisis nearly a decade ago.

As usual, the robust economy presented a mixed blessing for bond investors. The strong economic data—including signs that wage gains were finally taking root—fostered a rise in longer-term interest rates and weighed on bond prices. (Bond prices and yields move in opposite directions.) The yield on the benchmark 10-year Treasury note jumped from 2.83% at the end of May to 3.25% in intraday trading on October 5—its highest level since the summer of 2011.

On the positive side, healthy economic conditions also helped solidify borrowers’ balance sheets, bolstering corporate bonds and other credit-sensitive issues. Riskier bonds also typically sport higher coupons, which helped insulate total returns from a decline in bond prices. Indeed, asset-backed securities and better-rated (B and Ba) high yield corporate bonds were among the few fixed income sectors to record gains during the period. Leveraged loans, which feature floating interest rates, were also positive.

Solid economic data paired with tame overall inflation allowed the Federal Reserve to stick to its path of gradually raising short-term interest rates, boosting returns for those seeking current income. The Fed raised the federal funds rate again in June and September and, as of this writing, appears likely to do so again in December. The Fed’s rate increases and the strong U.S. economy attracted assets from overseas, where interest rates in most developed economies generally remained near zero. As a result, most currencies fell against the dollar, weighing on returns for U.S. investors in foreign markets.

The jump in interest rates eventually spilled over into U.S. equity markets, helping push the S&P 500 Index back into its second correction (down over 10% from its highs) for the year in the month of October. Rising trade tensions with China and slowing growth in Europe and Asia also contributed to the turn in sentiment.

In fact, worries about the U.S. economy overheating and sparking inflation dissipated in November, as investors grew more concerned that global growth would slow significantly in 2019. Some late disappointing economic data, along with investors shifting assets from stocks to bonds, caused longer-term bond yields to fall back sharply. In just a few weeks, the yield on the 10-year Treasury note retraced more than half of its advance since May and ended November just above 3%.

While a slowdown in the U.S. economy and corporate profit growth seems all but inevitable in 2019, it seems premature to conclude that the current expansion is coming to an end. Late-cycle markets such as this one tend to create challenges but also dislocations that savvy investors can exploit. You can be confident that your fund’s manager is drawing on the firm’s in-depth research and fundamental analysis in seeking to find opportunities in the coming year.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund’s goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past six months?

The Government Money Fund returned 0.85% in the six-month period ended November 30, 2018, versus 0.79% for the Lipper U.S. Government Money Market Funds Index. (Performance for the fund’s I Class shares will vary due to a different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The Federal Reserve remained active in the last six months and raised interest rates by 25 basis points (0.25 percentage points) in June and in September 2018. Immediately after our reporting period ended, the central bank raised rates again on December 19, lifting the federal funds target rate to the 2.25% to 2.50% range.

Treasury bill yields rose in accordance with the Fed’s rate hikes and in anticipation of the Fed’s December 2018 rate increase. In addition, the U.S. Treasury increased overall T-bill supply in August and again in November, contributing to higher yields. Over the last six months, the 90-day T-bill yield increased from 1.93% to 2.37% while the six-month T-bill yield rose from 2.08% to 2.52%. By properly anticipating the Fed’s rate hikes, the fund was well positioned to take advantage of the higher rates.

How is the fund positioned?

As a government money fund, the portfolio is required to invest almost exclusively in T-bills and other U.S. government securities, as well as repurchase agreements fully collateralized by government securities. Of course, the fund is not subject to the liquidity fees and redemption restrictions (also known as “gates”) that may be applied to nongovernment money funds during times of severe redemption activity. At the end of November 2018, nearly 31% of the fund’s assets were invested in Treasury bills and notes while repurchase agreements represented about 35%. Other U.S. government and agency securities accounted for almost all the remainder.

The fund’s weighted average maturity is positioned to allow the portfolio to reinvest a large portion of its assets prior to each Fed rate hike. This enables the fund to aggressively buy securities when market rates adjust higher as a result of increases in the federal funds target rate. With the Fed on pace to raise rates only once a quarter, we tend to invest heavily around Fed meeting dates, then allow the fund’s weighted average maturity to draw down somewhat in anticipation of the next rate increase.

What is portfolio management’s outlook?

The Fed’s December rate increase was widely expected, and we believe that the central bank will raise rates again in 2019. The Fed has indicated that short-term rates are approaching a neutral level that neither stimulates nor restricts growth—an imprecise measure, at best. Additional rate increases in 2019 will depend upon a variety of economic and financial conditions.

With this forecast, the fund is maintaining a weighted average maturity that accommodates our desire to buy when securities fully price in these rate expectations. The weighted average maturity can be slightly longer than that of our average competitor because of the extended period (typically three months) between the meetings at which the Fed announces rate increases. To balance the longer average maturities, the fund strives to maintain a high degree of liquidity, and our focus remains on principal stability and on investments with the highest credit quality.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE GOVERNMENT MONEY FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The potential for realizing a loss of principal in the fund could derive from:

Credit risks. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation. The credit quality of the securities held by the fund may change rapidly in certain market environments, which could result in significant net asset value deterioration and the inability to maintain a $1.00 share price.

Interest rate risks. A decline in interest rates may lower the fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. Increases in demand for government securities may cause the yield on those securities to fall or even drop to a negative rate.

Repurchase agreement risks. A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the fund as required, which could increase the fund’s costs or prevent the fund from immediately accessing its collateral.

These are some of the principal risks of investing in this fund. For a more thorough discussion of risks, please see the fund’s prospectus.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)		
U.S. GOVERNMENT AGENCY DEBT 34.5% (1)		
Federal Farm Credit Banks, FRN, 1M USD LIBOR + (0.145)%, 2.17%, 12/9/18	43,000	43,000
Federal Farm Credit Banks, FRN, 1M USD LIBOR + (0.135)%, 2.183%, 12/10/18	50,000	49,998
Federal Farm Credit Banks, FRN, 1M USD LIBOR + (0.126)%, 2.188%, 12/13/18	20,000	19,997
Federal Farm Credit Banks, FRN, 1M USD LIBOR + (0.13)%, 2.192%, 12/27/18	145,000	144,990
Federal Farm Credit Banks, FRN, 1M USD LIBOR + (0.11)%, 2.212%, 12/27/18	50,000	50,000
Federal Farm Credit Banks, FRN, 1M USD LIBOR + (0.101)%, 2.213%, 12/5/18	19,000	18,999
Federal Farm Credit Banks, FRN, 1M USD LIBOR + (0.085)%, 2.23%, 12/9/18	75,000	75,000
Federal Farm Credit Banks, FRN, 1M USD LIBOR + (0.06)%, 2.254%, 12/3/18	44,315	44,323
Federal Farm Credit Banks, FRN, 1M USD LIBOR + (0.065)%, 2.272%, 12/28/18	98,000	98,016
Federal Farm Credit Banks, FRN, 1M USD LIBOR + (0.04)%, 2.275%, 12/24/18	35,670	35,680
Federal Farm Credit Banks, FRN, 3M USD LIBOR + (0.28)%, 2.373%, 2/22/19	17,000	17,000
Federal Farm Credit Banks, FRN, 1M USD LIBOR + 0.12%, 2.421%, 12/20/18	35,000	35,062
Federal Farm Credit Banks, FRN, 1M USD LIBOR + 0.17%, 2.476%, 12/22/18	104,350	104,394
Federal Farm Credit Banks, FRN, 1M USD LIBOR + 0.19%, 2.491%, 12/20/18	15,000	15,025
Federal Farm Credit Banks, FRN, 1M USD LIBOR + 0.19%, 2.493%, 12/19/18	25,000	25,057
Federal Farm Credit Banks, FRN, 1M USD LIBOR + 0.19%, 2.50%, 12/16/18	32,775	32,822
Federal Farm Credit Discount Notes, 2.076%, 12/7/18	25,000	24,991
Federal Farm Credit Discount Notes, 2.087%, 12/12/18	50,000	49,968

Federal Farm Credit Discount Notes, 2.228%, 2/11/19	6,000	5,974
Federal Farm Credit Discount Notes, 2.292%, 1/15/19	29,147	29,064
Federal Farm Credit Discount Notes, 2.362%, 2/13/19	25,000	24,879
Federal Farm Credit Discount Notes, 2.396%, 3/21/19	15,000	14,891
Federal Farm Credit Discount Notes, 2.455%, 4/18/19	50,000	49,534
Federal Farm Credit Discount Notes, 2.519%, 5/21/19	30,000	29,647
Federal Home Loan Bank Discount Notes, 2.175%, 1/14/19	100,000	99,737
Federal Home Loan Bank Discount Notes, 2.201%, 12/19/18	17,500	17,481
Federal Home Loan Bank Discount Notes, 2.206%, 12/17/18	86,000	85,916
Federal Home Loan Bank Discount Notes, 2.214%, 12/21/18	55,000	54,932
Federal Home Loan Bank Discount Notes, 2.235%, 12/26/18	74,000	73,886
Federal Home Loan Bank Discount Notes, 2.263%, 1/9/19	50,000	49,878
Federal Home Loan Bank Discount Notes, 2.315%, 1/11/19	101,867	101,599
Federal Home Loan Bank Discount Notes, 2.353%, 1/23/19	50,000	49,827
Federal Home Loan Bank Discount Notes, 2.373%, 2/6/19	82,000	81,640
Federal Home Loan Bank Discount Notes, 2.381%, 2/13/19	101,000	100,509
Federal Home Loan Bank Discount Notes, 2.399%, 2/27/19	50,000	49,708
Federal Home Loan Banks, 2.49%, 5/2/19	50,000	49,997
Federal Home Loan Banks, FRN, 3M USD LIBOR + (0.305)%, 2.068%, 12/25/18	100,000	100,000
Federal Home Loan Banks, FRN, 3M USD LIBOR + (0.295)%, 2.141%, 1/16/19	50,000	50,000
Federal Home Loan Banks, FRN, 3M USD LIBOR + (0.295)%, 2.141%, 1/16/19	75,000	75,000
Federal Home Loan Banks, FRN, 1M USD LIBOR + (0.13)%, 2.169%, 12/1/18	100,000	100,000
Federal Home Loan Banks, FRN, 1M USD LIBOR + (0.12)%, 2.194%, 12/14/18	100,000	100,000
Federal Home Loan Banks, FRN, 1M USD LIBOR + (0.10)%, 2.20%, 12/21/18	50,000	50,000
Federal Home Loan Banks, FRN, 3M USD LIBOR + (0.255)%, 2.374%, 2/16/19	50,000	50,000
Federal Home Loan Banks, FRN, 3M USD LIBOR + (0.235)%, 2.418%, 2/23/19	50,000	50,000

Federal Home Loan Banks, FRN, 3M USD LIBOR + (0.22)%, 2.457%, 2/24/19	50,000	50,000
Federal Home Loan Banks, STEP, 2.28%, 12/20/18	100,000	100,000
Federal Home Loan Mortgage, 2.207%, 12/19/18	100,000	99,890
Federal Home Loan Mortgage, 2.373%, 2/20/19	50,000	49,734
Federal Home Loan Mortgage, FRN, 1M USD LIBOR + (0.11)%, 2.227%, 12/28/18	50,000	50,000
Federal National Mortgage Association, 1.375%, 1/28/19	4,512	4,506
Total U.S. Government Agency Debt (Cost $2,782,551)		**2,782,551**

U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 20.8% (2)

Bank of America, Tri-Party, Dated 11/30/18, 2.29%, Delivery Value of $126,024,045 on 12/3/18, Collateralized by U.S. Government securities, 4.00% - 4.50%, 5/1/41 - 9/1/48, valued at $128,520,001	126,000	126,000
Bank of Montreal, Tri-Party, Dated 11/30/18, 2.29%, Delivery Value of $32,006,107 on 12/3/18, Collateralized by U.S. Government securities, 4.00% - 5.00%, 12/1/47 - 11/1/48, valued at $32,640,001	32,000	32,000
BMO Capital Markets, Tri-Party, Dated 11/30/18, 2.29%, Delivery Value of $71,013,549 on 12/3/18, Collateralized by U.S. Government securities, 2.50% - 5.50%, 12/1/20 - 5/20/68, valued at $72,420,001	71,000	71,000
BNP Paribas, Tri-Party, Dated 11/30/18, 2.30%, Delivery Value of $126,024,150 on 12/3/18, Collateralized by U.S. Government securities, 2.43% - 6.00%, 12/1/21 - 10/1/48, valued at $128,520,000	126,000	126,000
Credit Agricole, Tri-Party, Dated 11/30/18, 2.29%, Delivery Value of $179,034,159 on 12/3/18, Collateralized by U.S. Government securities, 3.50%, 10/20/47, valued at $182,580,001	179,000	179,000
HSBC Securities, Tri-Party, Dated 11/30/18, 2.29%, Delivery Value of $180,034,350 on 12/3/18, Collateralized by U.S. Government securities, 3.45% - 5.00%, 4/1/23 - 9/1/48, valued at $183,600,000	180,000	180,000
JPMorgan Chase Securities, Tri-Party, Dated 11/30/18, 2.30%, Delivery Value of $36,006,900 on 12/3/18, Collateralized by U.S. Government securities, 3.50% - 6.00%, 8/1/23 - 8/1/48, valued at $36,720,000	36,000	36,000

RBC Capital Markets, Tri-Party, Dated 11/30/18, 2.30%, Delivery Value of $503,396,466 on 12/3/18, Collateralized by U.S. Government securities, 0.38% - 5.50%, 9/30/19 - 9/1/48, valued at $513,366,026	503,300	503,300
Royal Bank of Canada, Tri-Party, Dated 11/30/18, 2.29%, Delivery Value of $323,061,639 on 12/3/18, Collateralized by U.S. Government securities, 2.59% - 5.00%, 6/1/32 - 9/20/68, valued at $329,460,001	323,000	323,000
Wells Fargo Securities, Tri-Party, Dated 11/30/18, 2.29%, Delivery Value of $104,019,847 on 12/3/18, Collateralized by U.S. Government securities, 2.50% - 5.50%, 5/1/19 - 12/1/48, valued at $106,080,001	104,000	104,000
Total U.S. Government Agency Repurchase Agreements (Cost $1,680,300)		**1,680,300**

U.S. TREASURY DEBT 30.8%

U.S. Treasury Bills, 2.101%, 12/20/18	150,103	149,938
U.S. Treasury Bills, 2.102%, 12/27/18	100,386	100,235
U.S. Treasury Bills, 2.105%, 1/3/19	20,000	19,962
U.S. Treasury Bills, 2.177%, 12/11/18	25,000	24,985
U.S. Treasury Bills, 2.187%, 12/18/18	64,140	64,074
U.S. Treasury Bills, 2.196%, 1/10/19	150,000	149,637
U.S. Treasury Bills, 2.204%, 2/7/19	60,350	60,101
U.S. Treasury Bills, 2.212%, 12/26/18	100,000	99,847
U.S. Treasury Bills, 2.217%, 2/14/19	74,878	74,536
U.S. Treasury Bills, 2.23%, 1/24/19	112,667	112,293
U.S. Treasury Bills, 2.235%, 2/28/19	39,989	39,770
U.S. Treasury Bills, 2.245%, 1/31/19	115,960	115,523
U.S. Treasury Bills, 2.266%, 3/7/19	32,596	32,401
U.S. Treasury Bills, 2.283%, 1/17/19	75,000	74,778
U.S. Treasury Bills, 2.312%, 3/14/19	131,025	130,168
U.S. Treasury Bills, 2.348%, 3/28/19	200,175	198,666
U.S. Treasury Bills, 2.363%, 4/4/19	25,000	24,799
U.S. Treasury Bills, 2.409% 4/11/19	50,000	49,567
U.S. Treasury Bills, 2.44%, 4/18/19	105,800	104,823

U.S. Treasury Bills, 2.455%, 4/25/19	40,280	39,887
U.S. Treasury Bills, 2.46%, 5/2/19	62,579	61,937
U.S. Treasury Bills, 2.486%, 5/23/19	12,300	12,155
U.S. Treasury Notes, 1.25%, 1/31/19	109,710	109,536
U.S. Treasury Notes, 1.50%, 2/28/19	50,000	49,908
U.S. Treasury Notes, 1.625%, 4/30/19	49,555	49,380
U.S. Treasury Notes, 2.75%, 2/15/19	50,000	50,052
U.S. Treasury Notes, FRN, 3M UST + 0.00%, 2.384%, 12/4/18	54,400	54,377
U.S. Treasury Notes, FRN, 3M UST + 0.033%, 2.417%, 12/4/18	87,004	86,998
U.S. Treasury Notes, FRN, 3M UST + 0.043%, 2.427%, 12/4/18	123,204	123,195
U.S. Treasury Notes, FRN, 3M UST + 0.045%, 2.429%, 12/4/18	73,847	73,843
U.S. Treasury Notes, FRN, 3M UST + 0.048%, 2.432%, 12/1/18	94,200	94,208
U.S. Treasury Notes, FRN, 3M UST + 0.06%, 2.444%, 12/1/18	21,000	21,000
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 2.524%, 12/1/18	34,300	34,300
Total U.S. Treasury Debt (Cost $2,486,879)		**2,486,879**

U.S. TREASURY REPURCHASE AGREEMENTS 13.8% (2)

Bank of America, Tri-Party, Dated 11/29/18, 2.24%, Delivery Value of $64,027,876 on 12/6/18, Collateralized by U.S. Government securities, 1.75% - 2.02%, 7/31/20 - 6/30/22, valued at $65,280,037	64,000	64,000
Citigroup Global Markets, Tri-Party, Dated 11/28/18, 2.21%, Delivery Value of $268,115,166 on 12/5/18, Collateralized by U.S. Government securities, 1.50% - 3.75%, 12/31/18 - 11/15/43, valued at $273,360,062	268,000	268,000
Credit Agricole, Tri-Party, Dated 11/27/18, 2.20%, Delivery Value of $98,041,922 on 12/4/18, Collateralized by U.S. Government securities, 2.88%, 7/31/25, valued at $99,960,033	98,000	98,000
HSBC Securities, Tri-Party, Dated 11/28/18, 2.20%, Delivery Value of $160,068,444 on 12/5/18, Collateralized by U.S. Government securities, 0.00% - 2.00%, 11/7/19 - 6/30/24, valued at $163,200,021	160,000	160,000
HSBC Securities, Tri-Party, Dated 11/29/18, 2.24%, Delivery Value of $224,097,564 on 12/6/18, Collateralized by U.S. Government securities, 0.38% - 3.38%, 4/15/19 - 1/15/27, valued at $228,480,077	224,000	224,000

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Government Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions. The fund has two classes of shares: the Government Money Fund (Investor Class) and the Government Money Fund–I Class (I Class). I Class shares generally are available only to investors meeting a $1,000,000 minimum investment, although the minimum is generally waived for certain client accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain ratios in the accompanying Financial Highlights have been included to conform to the current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. To the extent any expenses are waived or reimbursed in accordance with an expense limitation (see Note 5), the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On November 30, 2018, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price Associates’ approved list. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2018, the fund had $7,000 of available capital loss carryforwards.

At November 30, 2018, the cost of investments for federal income tax purposes was $8,066,730,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee is determined by applying a group fee rate to the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. Price Associates agreed to reduce the fund’s annual investment management fee to 0.25% through September 30, 2019. This contractual arrangement will renew automatically for one-year terms thereafter and may be revised, revoked, or terminated only with approval of the fund’s Board. The fund has no obligation to repay fees reduced under this arrangement. At November 30, 2018, the effective annual group fee rate was 0.29%.

The I Class is subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, expenses related to borrowings, taxes, brokerage, and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class limit. This agreement will continue through the limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed both: (1) the I Class limit in place at the time such amounts were paid; and (2) the current I Class limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended November 30, 2018, expenses incurred pursuant to these service agreements were $34,000 for Price Associates; $3,044,000 for T. Rowe Price Services, Inc.; and $469,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

As of November 30, 2018, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 1,589,090,784 shares of the Investor Class, representing 21% of the Investor Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2018, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Government Money Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 18, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	January 18, 2019